Related Party Transactions	9 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

10.    Related Party Transactions

We entered into an Administrative Services Agreement with Scorpio Services Holding Limited, or SSH, a party related to us, for the provision of administrative staff, office space and accounting, legal compliance, financial and information technology services. Under the terms of this agreement, we reimburse SSH for the reasonable direct or indirect expenses it incurs in providing us with the administrative services described above. SSH also arranges vessel sales and purchases for us. The services provided to us by SSH may be sub-contracted to other entities within the Scorpio Group. For the period from March 20, 2013 (date of inception) to December 31, 2013, SSH charged us $21 for administrative costs.

Pursuant to the Administrative Services Agreement, we will reimburse SSH for the reasonable direct or indirect expenses it incurs in providing us with the administrative services described above and a pro-rata portion of the salary incurred by SSH for an internal auditor. We will also pay SSH a fee for arranging vessel acquisitions, including newbuildings, equal to $250,000 per vessel, due upon delivery of the vessel, which is payable in our common shares. We have agreed to issue upon delivery of each vessel (i) 31,250 common shares to SSH as payment related to each of the first 17 vessels in our Newbuilding Program; (ii) 25,811 common shares to SSH as payment related to each of the next nine vessels in our Newbuilding Program; (iii) 25,633 common shares to SSH as payment related to each of the next ten vessels in our Newbuilding Program; (iv) 26,419 common shares to SSH as payment related to each for the next four Kamsarmax vessels in our Newbuilding Program; and (v) 26,185 common shares to SSH as payment related to each of the next three Capesize vessels in our Newbuilding Program; (vi) 26,197 common shares to SSH as payment related to each of the next two vessels in our Newbuilding Program; (vii) 26,396 common shares to SSH as payment related to each of the next seven vessels in our Newbuilding Program; (viii) 26,248 common shares to SSH as payment related to each of the next four vessels in our Newbuilding Program; (ix) 26,111 common shares to SSH as payment related to each of the next four vessels in our Newbuilding Program; (x) 26,050 common shares to SSH as payment related to each of the next three vessels in our Newbuilding Program; (xi) 25,888 common shares to SSH as payment related to each of the next 11 vessels in our Newbuilding Program and (xii) 25,438 common shares to SSH as payment related to each of the next five vessels in our Newbuilding Program. For all vessels added to our Newbuilding Program after the first 17 vessels, the number of common shares issuable to SSH as payment is based on the market value of our common shares based on the volume weighted average price of our common shares over the 30 trading day period immediately preceding the contract date of a definitive agreement to acquire any vessel. In addition, SSH has agreed with us not to own any drybulk carriers greater than 30,000 dwt for so long as the Administrative Services Agreement is in full force and effect. This agreement may be terminated by SSH three years after this initial public offering upon 12 months notice.

During July 2013, we issued and sold 1,250,000 common shares to SSH for $10,000 as part of a series of Norwegian private transactions exempt from registration under the Securities Act. These common shares are subject to a contractual lock-up until July 2014.

Our vessels are commercially managed by Scorpio Commercial Management S.A.M. (“SCM”) and technically managed by SSM pursuant to a Master Agreement, which may be terminated by either party upon 24 months notice. SCM and SSM are companies affiliated with us. In addition, our Co-founder, Chairman and Chief Executive Officer, Emanuele Lauro, is a member of the Lolli-Ghetti family, which owns and controls SCM, our commercial manager, and SSM, our technical manager. We expect that additional vessels that we may acquire in the future will also be managed under the Master Agreement or on substantially similar terms.

SCM’s services include securing employment for our vessels in the spot market and on time charters. SCM also manages the Scorpio Group Pools (spot market-oriented vessel pools, which include the Scorpio LR2 Pool, the Scorpio Panamax Tanker Pool, the Scorpio MR Pool and the Scorpio Handymax Tanker Pool) and will manage the Scorpio Ultramax Pool, the Scorpio Kamsarmax Pool and the Scorpio Capesize Pool in which we expect our Newbuilding Program will be employed and in which our time chartered-in vessels are employed. For commercial management of any of our vessels that does not operate in one of these pools, we will pay SCM a daily fee of $300 per vessel, plus a 1.75% commission on the gross revenues per charter fixture. The Scorpio Ultramax Pool and the Scorpio Kamsarmax Pool participants, including us and third-party owners of similar vessels, are each expected to pay SCM a pool management fee of $300 per vessel per day, plus a 1.75% commission on the gross revenues per charter fixture.

SSM’s services include providing technical support, such as arranging the hiring of qualified officers and crew, supervising the maintenance and performance of vessels, purchasing supplies, spare parts and new equipment, arranging and supervising drydocking and repairs, and monitoring regulatory and classification society compliance and customer standards. We will pay SSM an annual fee of $200,000 per vessel to provide technical management services for each of our vessels upon delivery. In addition, representatives of SSM, including certain subcontractors, provide us with construction supervisory services while our vessels are being constructed in shipyards. For these services, we compensate SSM for its direct expenses, which can vary between $200,000 and $500,000 per vessel.